FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 499.8	$ 395.5
Trade payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	83.0	38.6
Financial liabilities in other payables and accruals (note 15)
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	3.1	6.3
Collaboration interest-bearing advanced funding
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	319.1	301.2
Lease liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 94.6	$ 49.4